Transactions Costs - Summary Of Transactions Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Trading income (expense) [abstract]
DOE Loan due diligence costs	$ 1,254	$ 1,454	$ 2,964	$ 1,942
Other financing activities	4,807	0	5,278	0
Separation cost allocation	0	1,012	0	4,652
General Motors investment	0	63	0	2,765
Total transactions costs	$ 6,061	$ 2,529	$ 8,242	$ 9,359